Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Other non-current assets
Schedule of other non-current assets

	December 31,
	2021	2020	2019

	(Euro, in thousands)
Non-current restricted cash	€1,425	€1,482	€1,418
Financial assets held at fair value through profit or loss	—	8,951	11,275
Other non-current assets	1,048	910	1,399
Total other non-current assets	€2,473	€11,343	€14,091

Schedule of financial assets held at fair value through profit or loss

	December 31,
	2021	2020	2019

	(Euro, in thousands)
Costs at January 1,	€3,910	€4,736	€4,818
Acquisitions of the year	12	1,994	—
Disposals of the year	(1,928)	(2,820)	(82)
Costs at December 31,	1,994	3,910	4,736
Fair value adjustment at January 1,	5,042	6,539	1,182
Cancellation of fair value adjustment following disposal	(2,116)	(3,894)	2
Fair value adjustment of the year	(4,920)	2,397	5,355
Fair value adjustment at December 31,	(1,994)	5,042	6,539
Net book value at December 31,	€—	€8,951	€11,275